Schedule of accounts receivable (Details) - USD ($)	Mar. 31, 2026	Dec. 31, 2025
Credit Loss [Abstract]
Accounts receivable	$ 1,628,774	$ 5,897,665
Less: allowance for credit loss	(234,711)	(208,127)
Accounts receivable, net	$ 1,394,063	$ 5,689,538